Offerings	Jun. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value per share
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares, $0.01 par value per share
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.
(2) Each depositary share will be issued under a deposit
agreement
, will represent an
interest
in a fractional preferred share, $0.01 par value per share, or multiple preferred shares and will be evidenced
by a depositary
receipt
.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.
(3) The warrants covered by this registration statement may entitle the holder to purchase from or sell to the Registrant, or to receive from the Registrant the cash value of the right to purchase or sell, common shares, preferred shares, depositary shares, warrants, debt securities or units.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.
(4) The debt securities may include senior debt securities, subordinated debt securities and senior subordinated debt securities, may be secured or unsecured, may be guaranteed by one or more of the Registrant’s subsidiaries and may be convertible into or exchangeable for shares of the Registrant’s equity or other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1) An unspecified indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered or sold, common shares issuable upon the exchange or conversion of preferred shares, convertible debt securities or depositary shares representing an interest in preferred shares so offered or sold that are exchangeable for or convertible into common shares and common shares, preferred shares, depositary shares, debt securities or units upon the exercise of warrants so offered, sold or distributed. This registration statement also covers preferred shares, depositary shares, common shares, debt securities, warrants and units that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate
. Separate consideration may or may not be
received
for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all the registration fees and will pay such fees on a pay-as-you-go
basis.
(5) The units covered by this registration statement may be units comprised of two or more common shares, preferred shares, depositary shares, warrants, debt securities or other securities in any combination thereof.